Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Australia [member] | GlaxoSmithKline Consumer Healthcare Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Australia
Proportion of ownership interest in subsidiary	63.50%
Canada [member] | GlaxoSmithKline Consumer Healthcare Inc. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	63.50%
Canada [member] | ID Biomedical Corporation of Quebec [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
China [member] | Sino-American Tianjin Smith Kline and French Laboratories Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	China
Proportion of ownership interest in subsidiary	34.90%
India [member] | GlaxoSmithKline Consumer Healthcare Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	India
Proportion of ownership interest in subsidiary	72.50%
India [member] | GlaxoSmithKline Pharmaceuticals Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	India
Proportion of ownership interest in subsidiary	75.00%
Japan [member] | GlaxoSmithKline Consumer Healthcare Japan K.K. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Japan
Proportion of ownership interest in subsidiary	63.50%
Japan [member] | ViiV Healthcare Kabushiki Kaisha [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Japan
Proportion of ownership interest in subsidiary	78.30%
Pakistan [member] | GlaxoSmithKline Pakistan Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Pakistan
Proportion of ownership interest in subsidiary	82.60%
France [Member] | GlaxoSmithKline Biologicals S.A.S. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
France [Member] | GlaxoSmithKline Sante Grand Public SAS [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
Proportion of ownership interest in subsidiary	6350.00%
France [Member] | Laboratoire GlaxoSmithKline [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
France [Member] | ViiV Healthcare SAS [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
Proportion of ownership interest in subsidiary	78.30%
Germany [Member] | GlaxoSmithKline Consumer Healthcare GmbH and Co. KG [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Germany
Proportion of ownership interest in subsidiary	63.50%
Italy [member] | GlaxoSmithKline Consumer Healthcare S.p.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Italy
Proportion of ownership interest in subsidiary	63.50%
Poland [member] | GlaxoSmithKline Consumer Healthcare S p z o o [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Poland
Proportion of ownership interest in subsidiary	63.50%
Spain [Member] | Laboratorios ViiV Healthcare, S.L. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Spain
Proportion of ownership interest in subsidiary	78.30%
Switzerland [Member] | Novartis Consumer Health S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Switzerland
Proportion of ownership interest in subsidiary	63.50%
US [member] | Block Drug Company Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	63.50%
US [member] | GlaxoSmithKline Consumer Health Care L P [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	55.90%
US [member] | GSK Consumer Health, Inc [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	63.50%
US [member] | Vii V Health Care Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	78.30%
UK [member] | Glaxo Group Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | Glaxo Operations UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Capital PLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Consumer Healthcare Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	63.50%
UK [member] | GlaxoSmithKline Consumer Healthcare (UK) Trading Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	63.50%
UK [member] | GlaxoSmithKline Export Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Finance PLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Research and Development Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Services Unlimited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | Setfirst Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | SmithKline Beecham Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | ViiV Health Care Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	78.30%
UK [member] | ViiV Healthcare UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	78.30%